SHARE-BASED COMPENSATION (Details Narrative)	1 Months Ended	6 Months Ended
	Mar. 31, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£) shares	Jun. 30, 2024 $ / shares shares	Aug. 25, 2020 £ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | £		£ 908,613	£ 142,321
[custom:WeightedAverageFairValueOfOptions-0] | $ / shares				$ 0.94
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross			0
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period		3 years
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsUnexercisableNumber-0]				0
Incremental fair value of awards | £	£ 248,659
Number of additional right to subscribe for shares					15,891
Ordinary shares per share | £ / shares					£ 215.00